Expense Example - AIG International Dividend Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class W 1 Year	Class W 3 Years	Class W 5 Years	Class W 10 Years
USD ($)	757	1,138	1,542	2,669	358	794	1,355	2,727	173	536	923	2,009